Accounts Receivable and Loans	12 Months Ended
Dec. 31, 2011
Loans Notes Trade And Other Receivables Disclosure [Abstract]
Accounts Receivable and Loans

NOTE 4

accounts receivable AND Loans

The Company's charge and lending payment card products result in the generation of cardmember receivables (from charge payment products) and cardmember loans (from lending payment products) described below.

CARDMEMBER AND OTHER RECEIVABLES

Cardmember receivables, representing amounts due from charge payment product customers, are recorded at the time a cardmember enters into a point-of-sale transaction with a merchant. Each charge card transaction is authorized based on its likely economics reflecting a cardmember's most recent credit information and spend patterns. Global limits are established to limit the maximum exposure for the Company from high risk and some high spend charge cardmembers, and accounts of high risk, out-of-pattern charge cardmembers can be monitored even if they are current. Charge card customers generally must pay the full amount billed each month.

Cardmember receivable balances are presented on the Consolidated Balance Sheets net of reserves for losses (refer to Note 5), and include principal and any related accrued fees.

Accounts receivable as of December 31, 2011 and 2010 were as follows:

(Millions)	2011	2010
U.S. Card Services(a)	$20,645	$19,155
International Card Services	7,222	6,673
Global Commercial Services(b)	12,829	11,259
Global Network & Merchant Services(c)	194	179
Cardmember receivables, gross(d)	40,890	37,266
Less: Cardmember receivables reserves for losses	438	386
Cardmember receivables, net	$40,452	$36,880
Other receivables, net(e)	$3,657	$3,554

  Includes $7.5 billion and $7.7 billion of gross cardmember receivables available to settle obligations of a consolidated VIE as of December 31, 2011 and 2010, respectively.
  Includes $0.5 billion of gross cardmember receivables available to settle obligations of a consolidated VIE as of December 31, 2011 and 2010. Includes $563 million and $106 million due from airlines, of which Delta Air Lines (Delta) comprises $340 million and $68 million, as of December 31, 2011 and 2010, respectively.
  Includes receivables primarily related to the Company's International Currency Card portfolios.
  Includes approximately $12.8 billion and $11.7 billion of cardmember receivables outside the United States as of December 31, 2011 and 2010, respectively.
  Other receivables primarily represent amounts related to purchased joint venture receivables, amounts due from certain merchants for billed discount revenue, amounts due from the Company's travel customers and suppliers, amounts due from third-party issuing partners, amounts for tax-related receivables, accrued interest on investments and other receivables due to the Company in the ordinary course of business. As of December 31, 2011, other receivables also included investments that matured on December 31, 2011, but which did not settle until January 3, 2012. Other receivables are presented net of reserves for losses of $102 million and $175 million as of December 31, 2011 and 2010, respectively.

CARDMEMBER AND OTHER LOANS

Cardmember loans, representing amounts due from lending payment product customers, are recorded at the time a cardmember enters into a point-of-sale transaction with a merchant or when a charge card customer enters into an extended payment arrangement with the Company. The Company's lending portfolios primarily include revolving loans to cardmembers obtained through either their credit card accounts or the lending on charge feature of their charge card accounts. These loans have a range of terms such as credit limits, interest rates, fees and payment structures, which can be revised over time based on new information about cardmembers and in accordance with applicable regulations and the respective product's terms and conditions. Cardmembers holding revolving loans are typically required to make monthly payments greater than or equal to certain pre-established amounts. The amounts that cardmembers choose to revolve are subject to finance charges. When cardmembers fall behind their required payments, their accounts are monitored.

Cardmember loans are presented on the Consolidated Balance Sheets net of reserves for losses and unamortized net card fees and include accrued interest and fees receivable. The Company's policy generally is to cease accruing for interest receivable on a cardmember loan at the time the account is written off. The Company establishes reserves for interest that the Company believes will not be collected.

Loans as of December 31, 2011 and 2010 consisted of:

(Millions)	2011	2010
U.S. Card Services(a)	$53,686	$51,565
International Card Services	8,901	9,255
Global Commercial Services	34	30
Cardmember loans, gross(b)	62,621	60,850
Less: Cardmember loans reserves for losses	1,874	3,646
Cardmember loans, net	$60,747	$57,204
Other loans, net(c)	$419	$412

  Includes approximately $33.8 billion and $34.7 billion of gross cardmember loans available to settle obligations of a consolidated VIE as of December 31, 2011 and 2010, respectively.
  Cardmember loan balance includes unamortized net card fees of $140 million and $134 million as of December 31, 2011 and 2010, respectively.
  Other loans primarily represent small business installment loans and a store card portfolio whose billed business is not processed on the Company's network. Other loans are presented net of reserves for losses of $18 million and $24 million as of December 31, 2011 and 2010, respectively.

cardmember loans and cardmember receivables aging

Generally, a cardmember account is considered past due if payment is not received within 30 days after the billing statement date. The following table represents the aging of cardmember loans and receivables as of December 31, 2011 and 2010:

		30-59	60-89	90+
		Days	Days	Days
		Past	Past	Past
2011 (Millions)	Current	Due	Due	Due	Total
Cardmember
Loans:
U.S. Card Services	$52,930	$218	$165	$373	$53,686
International Card
Services	8,748	52	32	69	8,901

Cardmember
Receivables:
U.S. Card Services	$20,246	$122	$81	$196	$20,645
International Card
Services(a)	(b)	(b)	(b)	63	7,222
Global Commercial
Services(a)	(b)	(b)	(b)	109	12,829

		30-59	60-89	90+
		Days	Days	Days
		Past	Past	Past
2010 (Millions)	Current	Due	Due	Due	Total
Cardmember
Loans:
U.S. Card Services	$50,508	$282	$226	$549	$51,565
International Card
Services	9,044	66	48	97	9,255

Cardmember
Receivables:
U.S. Card Services	$18,864	$104	$55	$132	$19,155
International Card
Services(a)	(b)	(b)	(b)	64	6,673
Global Commercial
Services(a)	(b)	(b)	(b)	96	11,259

  For cardmember receivables in International Card Services (ICS) and Global Commercial Services (GCS), delinquency data is tracked based on days past billing status rather than days past due. A cardmember account is considered 90 days past billing if payment has not been received within 90 days of the cardmember's billing statement date. In addition, if the Company initiates collection procedures on an account prior to the account becoming 90 days past billing the associated cardmember receivable balance is considered as 90 days past billing. These amounts are shown above as 90+ Days Past Due for presentation purposes.
  Historically, data for periods prior to 90 days past billing are not available due to system constraints. Therefore, it has not been utilized for risk management purposes. The balances that are current to 89 days past due can be derived as the difference between the Total and the 90+ Days Past Due balances.

credit quality indicators for loans and receivables

The following tables present the key credit quality indicators as of or for the years ended December 31:

	2011			2010
	Net Write-Off Rate			Net Write-Off Rate
			30 Days			30 Days
		Principal,	Past Due		Principal,	Past Due
	Principal	Interest, &	as a % of	Principal	Interest, &	as a % of
	Only (a)	Fees (a)	Total	Only (a)	Fees (a)	Total
U.S. Card Services ― Cardmember Loans	2.9%	3.2%	1.4%	5.8%	6.3%	2.1%
International Card Services ― Cardmember Loans	2.7%	3.3%	1.7%	4.6%	5.5%	2.3%
U.S. Card Services ― Cardmember Receivables	1.7%	1.9%	1.9%	1.6%	1.8%	1.5%

			2011		2010
			Net Loss		Net Loss
			Ratio as	90 Days	Ratio as	90 Days
			a % of	Past Billing	a % of	Past Billing
			Charge	as a % of	Charge	as a % of
			Volume	Receivables	Volume (b)	Receivables
International Card Services ― Cardmember Receivables			0.15%	0.9%	0.24%	1.0%
Global Commercial Services ― Cardmember Receivables			0.06%	0.8%	0.11%	0.8%

  The Company presents a net write-off rate based on principal losses only (i.e. excluding interest and/or fees) to be consistent with industry convention. In addition, because the Company's practice is to include uncollectible interest and/or fees as part of its total provision for losses, a net write-off rate including principal, interest and/or fees is also presented.
  In the first quarter of 2010, the Company modified its reporting in the ICS and GCS segments to write off past due cardmember receivables when 180 days past due or earlier, versus its prior methodology of writing them off when 360 days past billing or earlier. This change is consistent with bank regulatory guidance and the write-off methodology for the cardmember receivables portfolio in the U.S. Card Services (USCS) segment. This change resulted in approximately $60 million and $48 million of net write-offs for ICS and GCS, respectively, being included in the first quarter of 2010, which increased the net loss ratios and decreased the 90 days past billing metrics for these segments, but did not have a substantial impact on provisions for losses.

Refer to Note 5 for other factors, including external environmental factors, that management considers as part of its evaluation process for reserves for losses.

Pledged loans and receivableS

Certain cardmember loans and receivables totaling approximately $41.9 billion as of December 31, 2011 are pledged by the Company to its Lending and Charge Trusts (including certain loans sold to the Trusts by the Company's bank subsidiaries; refer to Note 7).

impaired loans and receivables

Impaired loans and receivables are defined by GAAP as individual larger balance or homogeneous pools of smaller balance restructured loans and receivables for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan and receivable agreement. The Company considers impaired loans and receivables to include: (i) loans over 90 days past due still accruing interest, (ii) non-accrual loans, and (iii) loans and receivables modified as troubled debt restructurings (TDRs).

The Company may modify, through various company sponsored programs, cardmember loans and receivables in instances where the cardmember is experiencing financial difficulty to minimize losses to the Company while providing cardmembers with temporary or permanent financial relief. The Company has classified cardmember loans and receivables in these modification programs as TDRs. Such modifications to the loans and receivables may include (i) reducing the interest rate (as low as zero percent, in which case the loan is characterized as non-accrual in the Company's TDR disclosures), (ii) reducing the outstanding balance (in the event of a settlement), (iii) suspending delinquency fees until the cardmember exits the TDR program, and (iv) placing the cardmember on a fixed payment plan not exceeding 60 months. Upon entering the modification program, the cardmember's ability to make future purchases is either cancelled, or in certain cases suspended until the cardmember successfully exits the TDR program. In accordance with the modification agreement with the cardmember, loans with modified terms will revert back to their original contractual terms (including their contractual interest rate) when they exit the TDR program, either (i) when all payments have been made in accordance with the modification agreement or (ii) in the event that a payment is not made in accordance with the modification agreement and the cardmember defaults out of the program. In either case, in accordance with its normal policy, the Company establishes a reserve for cardmember interest charges that it believes will not be collected.

The performance of a loan or a receivable modified as a TDR is closely monitored to understand its impact on the Company's reserve for losses. Though the ultimate success of these modification programs remains uncertain, the Company believes the programs improve the cumulative loss performance of such loans and receivables.

Reserves for cardmember loans and receivables modified as TDRs are determined by the difference between the cash flows expected to be received from the cardmember, taking into consideration the probability of subsequent defaults, discounted at the original effective interest rates, and the carrying value of the cardmember loan or receivable balance. The Company determines the original effective interest rate as the interest rate in effect prior to the imposition of any penalty rate. All changes in the impairment measurement, including the component due to the passage of time are included in the provision for losses within the Consolidated Statements of Income.

The following tables provide additional information with respect to the Company's impaired cardmember loans and receivables as of December 31:

	Loans over
	90 Days				Loans &		Total
	Past Due		Non-		Receivables		Impaired	Unpaid
(Millions)	& Accruing		Accrual		Modified		Loans &	Principal		Allowance
2011	Interest	(a)	Loans	(b)	as a TDR	(c)(d)	Receivables	Balance	(e)	for TDRs	(f)
U.S. Card Services ― Cardmember Loans	$64		$529		$736		$1,329	$1,268		$174
International Card Services ― Cardmember Loans	67		6		8		81	80		2
U.S. Card Services ― Cardmember Receivables	―		―		174		174	165		118
Total(g)	$131		$535		$918		$1,584	$1,513		$294

	Loans over
	90 Days				Loans &		Total
	Past Due		Non-		Receivables		Impaired	Unpaid
(Millions)	& Accruing		Accrual		Modified		Loans &	Principal		Allowance
2010	Interest	(a)	Loans	(b)	as a TDR	(c)	Receivables	Balance	(e)	for TDRs	(f)
U.S. Card Services ― Cardmember Loans	$90		$628		$1,076		$1,794	$1,704		$274
International Card Services ― Cardmember Loans	95		8		11		114	112		5
U.S. Card Services ― Cardmember Receivables	―		―		114		114	109		63
Total(g)	$185		$636		$1,201		$2,022	$1,925		$342

  The Company's policy is generally to accrue interest through the date of charge-off (at 180 days past due). The Company establishes reserves for interest that the Company believes will not be collected.
  Non-accrual loans not in modification programs include certain cardmember loans placed with outside collection agencies for which the Company has ceased accruing interest. The Company's policy is not to resume the accrual of interest on these loans. Payments received are applied against the recorded loan balance. Interest income is recognized on a cash basis for any payments received after the loan balance has been paid in full.
  The total loans and receivables modified as a TDR include $410 million and $655 million that are non-accrual and $4 million and $7 million that are past due 90 days and still accruing interest as of December 31, 2011 and 2010, respectively. These amounts are excluded from the previous two columns.
  During the third quarter of 2011, the Company reassessed all cardmember loans and receivables modifications that occurred on or after January 1, 2011, to determine whether any such modifications met the definition of a TDR under new GAAP effective July 1, 2011. As a result, in the third quarter of 2011 the Company began classifying its short-term settlement programs as TDRs which had an outstanding balance of $5.8 million and associated reserves for losses of $3.7 million.
  Unpaid principal balance consists of cardmember charges billed and excludes other amounts charged directly by the Company such as interest and fees.
  Represents the reserve for losses for TDRs, which are evaluated separately for impairment. The Company records a reserve for losses for all impaired loans. Refer to Cardmember Loans Evaluated Separately and Collectively for Impairment in Note 5 for further discussion of the reserve for losses on loans over 90 days past due and accruing interest and non-accrual loans, which are evaluated collectively for impairment.
  These disclosures are not significant for cardmember receivables in ICS and GCS.

The following table provides information with respect to the Company's interest income recognized and average balances of impaired cardmember loans and receivables for the years ended December 31:

	2011
	Interest
	Income	Average
(Millions)	Recognized	Balance
U.S. Card Services ― Cardmember Loans	$67	$1,498
International Card Services ― Cardmember Loans	26	98
U.S. Card Services ― Cardmember Receivables	―	145
Total(a)	$93	$1,741

	2010
	Interest
	Income	Average
(Millions)	Recognized	Balance
U.S. Card Services ― Cardmember Loans	$101	$2,256
International Card Services ― Cardmember Loans	30	142
U.S. Card Services ― Cardmember Receivables	―	110
Total(a)	$131	$2,508

  These disclosures are not significant for cardmember receivables in ICS and GCS.

CARDMEMBER LOANS AND RECEIVABLES MODIFIED AS TDRS

The following table provides additional information with respect to the cardmember loans and receivables modified as TDRs during the year ended December 31, 2011:

		Aggregated	Aggregated
		Pre-	Post-
		Modification	Modification
(Accounts in thousands,	Number of	Outstanding	Outstanding
Dollars in millions)	Accounts	Balances(a)(b)	Balances(a)(b)
Troubled Debt
Restructurings:
U.S. Card Services ―
Cardmember Loans	147	$1,110	$1,064
U.S. Card Services ―
Cardmember Receivables	50	402	388
Total(c)	197	$1,512	$1,452

  The outstanding balance includes principal and accrued interest.
  The difference between the pre- and post-modification outstanding balances is solely attributable to amounts charged off for cardmember loans and receivables being resolved through the Company's short-term settlement programs.
  These disclosures are not significant for cardmember loans modifications in ICS.

As described previously, the Company's cardmember loans and receivables modification programs may include (i) reducing the interest rate, (ii) reducing the outstanding balance, (iii) suspending delinquency fees and (iv) placing the cardmember on a fixed payment plan not exceeding 60 months. Upon entering the modification program, the cardmember's ability to make future purchases is either cancelled, or in certain cases suspended until the cardmember successfully exits the TDR program.

The Company has evaluated the primary financial effects of the impact of the changes to an account upon modification as follows:

  Interest Rate Reduction: For the year ended December 31, 2011, the average interest rate reduction was 11 percentage points, which did not have a significant impact on interest and fees on loans in the Consolidated Statements of Income. The Company does not offer interest rate reduction programs for USCS cardmember receivables as these receivables are non-interest bearing.
  Outstanding Balance Reduction: The table above presents the financial effects on the Company as a result of reducing the outstanding balance for Short-Term Settlement Programs. The difference between the pre- and post-modification outstanding balances represents the amount that either has been written off or will be written off upon successful completion of the settlement program.
  Payment Term Extension: For the year ended December 31, 2011, the average payment term extension was approximately 15 months for USCS cardmember receivables. For USCS cardmember loans, there have been no extension of payment terms.

The following table provides information with respect to the cardmember loans and receivables modified as TDRs on which there was a default within 12 months of modification during the year ended December 31, 2011. A cardmember will default from a modification program after between one and up to three consecutive missed payments, depending on the terms of the modification program.

		Aggregated
		Outstanding
(Accounts in thousands,	Number of	Balances
Dollars in millions)	Accounts	Upon Default(a)
Troubled Debt Restructurings
That Subsequently Defaulted:
U.S. Card Services ―
Cardmember Loans	46	$343
U.S. Card Services ―
Cardmember Receivables	6	45
Total(b)	52	$388

  The outstanding balance includes principal and accrued interest.
  During the periods presented, the ICS cardmember loan modifications on which there was a default from the modification program within 12 months of modification were not significant.